Schedule of changes in foreign exchange variation and income tax and social contribution - Braskem Idesa (Details) - Braskem Idesa R$ in Thousands	9 Months Ended
Sep. 30, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (1,773,156)
Exchange variation recorded in the period on OCI / IR	(215,310)
Exchange variation transferred to profit or loss / IR	257,903
Ending balance	(1,730,563)
Exchange variation
IfrsStatementLineItems [Line Items]
Beginning balance	(2,534,135)
Exchange variation recorded in the period on OCI / IR	(307,586)
Exchange variation transferred to profit or loss / IR	368,433
Ending balance	(2,473,288)
Income Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	760,979
Exchange variation recorded in the period on OCI / IR	92,276
Exchange variation transferred to profit or loss / IR	(110,530)
Ending balance	R$ 742,725